Trade and other receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Trade and other receivables [Abstract]
Trade receivables	$ 221,425	$ 227,343
Tax receivables	50,596	59,350
Prepayments	24,212	9,342
Other accounts receivable	5,478	11,108
Trade and other receivables	$ 301,711	$ 307,143